SCHEDULE OF ADDITIONAL PAID IN CAPITAL (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Related Party Transaction [Line Items]
Additional paid in capital	$ 455,107
Promissory Notes [Member]
Related Party Transaction [Line Items]
Additional paid in capital	455,107
Able Talent Business Limited [Member] | Promissory Notes [Member]
Related Party Transaction [Line Items]
Additional paid in capital	128,205
Essential Quality Limited [Member] | Promissory Notes [Member]
Related Party Transaction [Line Items]
Additional paid in capital	44,278
Express Essential Holdings Limited [Member] | Promissory Notes [Member]
Related Party Transaction [Line Items]
Additional paid in capital	164,101
Many Trillion International Limited [Member] | Promissory Notes [Member]
Related Party Transaction [Line Items]
Additional paid in capital	60,831
MCA Limited [Member] | Promissory Notes [Member]
Related Party Transaction [Line Items]
Additional paid in capital	$ 57,692